Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 799,800
2016	836,448
2017	786,780
2018	771,564
2019	743,100
Thereafter	2,482,431
Future minimum revenues receivable	$ 6,420,123